FINANCIAL INSTRUMENTS - Hedging Accounting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) derivative	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
(Losses) gains on cash flow hedges	$ 11	$ 281	$ 352
Foreign exchange forward contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value assets	150	$ 165
Interest rate SWAP | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Number of interest rate swap transactions | derivative		4
Number of interest rate swap transactions discontinued | derivative		3
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	132	$ (132)
Reserve of cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Loss on cash flow hedges recognized in profit and loss	136	272
(Losses) gains on cash flow hedges	$ (131)	$ 165